UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21917
                                                     ---------

                     Oppenheimer SMA International Bond Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                   PRINCIPAL
                                                                     AMOUNT                       VALUE
                                                                 --------------              --------------
U.S. GOVERNMENT OBLIGATIONS--10.0%
U.S. Treasury Nts., 4.25%, 11/15/17 (1) (Cost $5,196,926)        $    5,190,000              $    5,308,804
                                                                 --------------              --------------
FOREIGN GOVERNMENT OBLIGATIONS--63.3%
ARGENTINA--0.3%
Argentina (Republic of) Bonds:
3.092%, 8/3/12 (2)                                                       25,000                      21,126
Series GDP, 0.971%, 12/15/35 (2)                                        100,000                       9,950
Series V, 7%, 3/28/11                                                   130,000                     111,414
Series VII, 7%, 9/12/13                                                  55,000                      42,169
                                                                                             --------------
                                                                                                    184,659
                                                                                             --------------
AUSTRALIA--0.8%
New South Wales Treasury Corp. Sr. Unsec. Nts., Series
17RG, 5.50%, 3/1/17                                                     480,000  AUD                414,759
                                                                 --------------              --------------
AUSTRIA--0.5%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%,
9/15/16                                                                 194,000  EUR                289,291
                                                                 --------------              --------------
BELGIUM--0.5%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35                      180,000  EUR                278,233
                                                                 --------------              --------------
BRAZIL--2.2%
Banco Nac de Desen Econo Nts., 6.369%, 6/16/18 (3)                       80,000                      80,000
                                                                 --------------              --------------
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                             175,000                     178,850
8%, 1/15/18                                                             230,000                     255,990
8.875%, 10/14/19                                                        155,000                     194,448
                                                                 --------------              --------------
Brazil (Federal Republic of) Letras Tesouro Nacional
Treasury Bills, 0%, 1/1/09 (4)                                          450,000  BRR                262,967
                                                                 --------------              --------------
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/1/12                                                             190,000  BRR                109,894
10%, 1/1/17                                                             180,000  BRR                 95,090
                                                                                             --------------
                                                                                                  1,177,239
                                                                                             --------------
CANADA--2.4%
Canada (Government of) Nts.:
3.75%, 6/1/12                                                           855,000  CAD                848,141
4.25%, 12/1/09                                                          425,000  CAD                422,270
                                                                                             --------------
                                                                                                  1,270,411
                                                                                             --------------
COLOMBIA--2.4%
Colombia (Republic of) Bonds:
10.75%, 1/15/13                                                         125,000                     151,875
12%, 10/22/15                                                     1,980,000,000  COP                990,445
                                                                 --------------              --------------
Colombia (Republic of) Nts., 8.25%, 12/22/14                             95,000                     108,538
                                                                 --------------              --------------
EEB International Ltd., Sr. Unsec. Bonds, 8.75%,
10/31/14 (3)                                                             40,000                      42,600
                                                                                             --------------
                                                                                                  1,293,458
                                                                                             --------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                    25,000                      32,281
                                                                 --------------              --------------
DENMARK--0.4%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                              1,125,000  DKK                238,861

                   1 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                   PRINCIPAL
                                                                     AMOUNT                       VALUE
                                                                 --------------              --------------
EGYPT--0.2%
Egypt (The Arab Republic of) Treasury Bills, Series 364,
8.371%, 1/6/09 (4)                                                      200,000  EGP         $       35,448
                                                                 --------------              --------------
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12 (3)                                                             345,000  EGP                 62,718
                                                                                             --------------
                                                                                                     98,166
                                                                                             --------------

EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.65%, 6/15/35 (3)                      40,000                      41,600
                                                                 --------------              --------------
FRANCE--7.4%
France (Government of) Obligations Assimilables du
Tresor Bonds:
3.25%, 4/25/16                                                          790,000  EUR              1,123,605
4%, 10/25/38                                                            595,000  EUR                793,532
                                                                 --------------              --------------
France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                          955,000  EUR              1,440,266
4.50%, 7/12/12                                                          380,000  EUR                591,939
                                                                                             --------------
                                                                                                  3,949,342
                                                                                             --------------

GERMANY--7.1%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                                                930,000  EUR              1,409,189
Series 05, 4%, 1/4/37                                                   570,000  EUR                777,901
Series 07, 4.25%, 7/4/17                                              1,050,000  EUR              1,617,244
                                                                                             --------------
                                                                                                  3,804,334
                                                                                             --------------

GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 (5)                            40,000                      41,300
                                                                 --------------              --------------
GREECE--1.2%
Greece (Republic of) Bonds, 4.60%, 5/20/13                              420,000  EUR                644,938
                                                                 --------------              --------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts., 10.25%, 11/8/11                            30,000                      34,350
                                                                 --------------              --------------
INDONESIA--0.7%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 (3)                                                       35,000                      34,650
6.90%, 1/17/18 (3)                                                       80,000                      75,651
7.25%, 4/20/15 (3)                                                       80,000                      80,600
                                                                 --------------              --------------
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38 (3)              90,000                      85,050
                                                                 --------------              --------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 (3)                 85,000                      86,913
                                                                                             --------------
                                                                                                    362,864
                                                                                             --------------

ISRAEL--0.4%
Israel (State of) Bonds, 5.50%, 2/28/17                                 650,000  ILS                189,320
                                                                 --------------              --------------
ITALY--1.7%
Italy (Republic of) Nts., Certificati di Credito del
Tesoro, 4.20%, 7/1/09 (2)                                               570,000  EUR                897,269
                                                                 --------------              --------------
JAPAN--18.2%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10                                   293,000,000  JPY              2,767,006
5 yr., Series 72, 1.50%, 6/20/13                                    336,000,000  JPY              3,213,240

                   2 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                   PRINCIPAL
                                                                     AMOUNT                      VALUE
                                                                 --------------              --------------
10 yr., Series 277, 1.60%, 3/20/16 (6)                              152,000,000  JPY         $    1,457,975
10 yr., Series 279, 2%, 3/20/16                                      54,000,000  JPY                532,836
20 yr., Series 61, 1%, 3/20/23 (6)                                   90,000,000  JPY                744,053
20 yr., Series 73, 2%, 12/20/24 (6)                                  69,000,000  JPY                646,007
20 yr., Series 75, 2.10%, 3/20/25 (6)                                38,000,000  JPY                360,317
                                                                                             --------------
                                                                                                  9,721,434
                                                                                             --------------

MEXICO--2.2%
United Mexican States Bonds:
Series A, 6.375%, 1/16/13                                               300,000                     316,500
Series M7, 8%, 12/24/08 (2)                                           6,190,000  MXN                599,457
Series MI10, 8%, 12/19/13                                             2,670,000  MXN                248,158
                                                                                             --------------
                                                                                                  1,164,115
                                                                                             --------------

NEW ZEALAND--0.6%
New Zealand (Government of) Bonds, 7%, 7/15/09                          420,000  NZD                320,487
                                                                 --------------              --------------
NIGERIA--1.3%
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.185%, 1/8/09 (4,5)                                     15,700,000  NGN                126,677
Series 364, 9.167%, 2/5/09 (4)                                       12,700,000  NGN                101,749
Series 364, 9.30%, 4/9/09 (4)                                         3,600,000  NGN                 28,335
                                                                 --------------              --------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                                            14,900,000  NGN                123,624
Series 3Y1S, 15%, 1/27/09 (5)                                         2,400,000  NGN                 20,951
Series 5 yr., 9.50%, 2/23/12 (5)                                      5,900,000  NGN                 49,578
Series 5Y, 9.50%, 8/31/12 (5)                                        16,000,000  NGN                134,176
Series 10 yr., 9.35%, 8/31/17 (5)                                    12,600,000  NGN                 94,648
                                                                                             --------------
                                                                                                    679,738
                                                                                             --------------

PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                           70,000                      71,400
7.25%, 3/15/15                                                          205,000                     221,400
                                                                 --------------              --------------
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                       30,000                      31,800
                                                                                             --------------
                                                                                                    324,600
                                                                                             --------------

PERU--2.9%
Peru (Republic of) Bonds:
9.91%, 5/5/15                                                            70,000  PEN                 27,604
Series 7, 8.60%, 8/12/17                                                780,000  PEN                292,166
Series 8-1, 12.25%, 8/10/11                                           1,790,000  PEN                716,680
                                                                 --------------              --------------
Peru (Republic of) Certificates of Deposit:
3.742%, 7/3/08 (4,5)                                                     63,000  PEN                 21,269
3.925%, 10/20/08 (4,5)                                                  261,000  PEN                 86,021
4.066%, 4/13/09 (4,5)                                                    12,000  PEN                  3,866
4.163%, 7/9/09 (4,5)                                                    392,000  PEN                126,281
5.719%, 11/6/08 (4)                                                     240,000  PEN                 79,233
5.72%, 1/5/09 (4)                                                       603,000  PEN                196,894
                                                                                             --------------
                                                                                                  1,550,014

                   3 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                   PRINCIPAL
                                                                     AMOUNT                      VALUE
                                                                 --------------              --------------
PHILIPPINES--0.8%
Philippines (Republic of the) Unsec. Bonds, 9%, 2/15/13          $      405,000              $      446,513
                                                                 --------------              --------------
SUPRANATIONAL--0.1%
European Investment Bank:
Sr. Unsec. Nts., Series 0979/0100, 6.25%, 9/30/10                        45,000  NZD                 33,378
Sr. Unsec. Nts., 6.75%, 11/17/08                                         60,000  NZD                 45,508
                                                                                             --------------
                                                                                                     78,886
                                                                                             --------------

THE NETHERLANDS--0.7%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11                         130,000  EUR                205,948
                                                                 --------------              --------------
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17                       105,000  EUR                161,822
                                                                                             --------------
                                                                                                    367,770
                                                                                             --------------

TURKEY--3.2%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                           125,000                     116,875
14%, 1/19/11 (2)                                                        320,000  TRY                229,734
                                                                 --------------              --------------
Turkey (Republic of) Bonds.:
15.861%, 10/7/09 (4)                                                    390,000  TRY                246,723
16%, 3/7/12 (2)                                                       1,420,000  TRY                950,317
                                                                 --------------              --------------
Turkey (Republic of) Nts., 7.25%, 3/15/15                               175,000                     173,469
                                                                                             --------------
                                                                                                  1,717,118
                                                                                             --------------

UKRAINE--0.5%
Bayerische Hypo- und Vereinsbank AG for the City of
Kiev, Ukraine Nts., 8.625% 7/15/11 (5)                                   90,000                      89,100
                                                                 --------------              --------------
Ukraine (Republic of) Unsec. Unsub. Nts., 6.875%, 3/4/11                180,000                     178,051
                                                                                             --------------
                                                                                                    267,151
                                                                                             --------------

UNITED KINGDOM--2.6%
United Kingdom Treasury Bonds:
5%, 3/7/18                                                              210,000  GBP                414,374
6%, 12/7/28 (7)                                                         435,000  GBP                971,524
                                                                                             --------------
                                                                                                  1,385,898
                                                                                             --------------

URUGUAY--0.3%
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22               135,000                     144,788
                                                                 --------------              --------------
VENEZUELA--0.7%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                               70,000                      61,600
9.25%, 9/15/27                                                          160,000                     150,560
                                                                 --------------              --------------
Venezuela (Republic of) Nts., 10.75%, 9/19/13                            75,000                      78,188
                                                                 --------------              --------------
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25                     75,000                      60,527
                                                                                             --------------
                                                                                                    350,875
                                                                                             --------------

Total Foreign Government Obligations (Cost $33,669,314)                                          33,762,062
                                                                                             --------------

CORPORATE BONDS AND NOTES--14.9%
AES Dominicana Energia Finance SA, 11% Sr. Nts.,
12/13/15 (3)                                                             55,000                      54,725
                                                                 --------------              --------------
Alrosa Finance SA, 8.875% Nts., 11/17/14 (3)                            245,000                     263,375
                                                                 --------------              --------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 (3)             73,460                      73,093
                                                                 --------------              --------------

                   4 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                   PRINCIPAL
                                                                     AMOUNT                      VALUE
                                                                 --------------              --------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                         175,000  EUR         $      248,148
                                                                 --------------              --------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds,
7/15/14                                                                  70,000  EUR                103,714
                                                                 --------------              --------------
Banco BMG SA, 9.15% Nts., 1/15/16 (3)                                    60,000                      61,200
                                                                 --------------              --------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 (3)                 20,000                      14,900
                                                                 --------------              --------------
Banco Pine SA, 7.375% Sr. Unsec. Nts., 6/17/10 (3)                       60,000                      59,925
                                                                 --------------              --------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                           660,000  EUR                949,796
4.50% Sr. Sec. Nts., 7/13/21                                            305,000  EUR                426,225
                                                                 --------------              --------------
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18 (3)                  80,000                      79,600
                                                                 --------------              --------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. (3,8)                40,000                      36,851
                                                                 --------------              --------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10 (5)                          100,000                      59,000
                                                                 --------------              --------------
Credit Suisse First Boston International, Export-Import
Bank of Ukraine, 8.40% Sec. Nts., 2/9/16                                 60,000                      54,150
                                                                 --------------              --------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                               25,000  EUR                 36,114
                                                                 --------------              --------------
Eirles Two Ltd., 4.692% Sec. Nts., Series 335, 4/30/12 (2,5)            100,000                      84,750
                                                                 --------------              --------------
Exsportfinans ASA, 3.50% Nts., 2/11/11 (2)                            1,010,000  EUR              1,446,605
                                                                 --------------              --------------
Gazprom Capital SA:
7.288% Sr. Unsec. Nts., 8/16/37 (3)                                     130,000                     117,650
8.146% Sr. Unsec. Bonds, 4/11/18 (5)                                     90,000                      97,200
8.625% Sr. Unsec. Nts., 4/28/34 (3)                                      85,000                      93,874
                                                                 --------------              --------------
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17 (3)             60,000                      60,438
                                                                 --------------              --------------
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17 (3)                                     15,000                      13,125
9.25% Sr. Nts., 10/16/13 (3)                                            170,000                     171,700
                                                                 --------------              --------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 (2,3)                                              70,000                      62,891
6.625% Nts., 10/3/12 (3)                                                 70,000                      69,165
                                                                 --------------              --------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 (5)                    76,833                      85,669
                                                                 --------------              --------------
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19 (3)                      80,000                      81,895
                                                                 --------------              --------------
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18 (5,6)                    90,000                      90,450
                                                                 --------------              --------------
Majapahit Holding BV, 7.75% Nts., 10/17/16 (3)                           30,000                      28,763
                                                                 --------------              --------------
National Gas Co., 6.05% Nts., 1/15/36 (3)                                40,000                      36,782
                                                                 --------------              --------------
National Power Corp.:
6.875% Nts., 11/2/16 (3)                                                 20,000                      19,275
9.625% Unsec. Bonds, 5/15/28                                             35,000                      39,986
                                                                 --------------              --------------
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 (3)                  40,000                      36,200
                                                                 --------------              --------------
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38 (5)            100,000                      99,699
                                                                 --------------              --------------
Petrobras International Finance Co., 5.785% Sr. Unsec.
Nts., 3/1/18                                                            120,000                     116,150
                                                                 --------------              --------------
Rabobank Nederland, 3% Nts., 3/11/11 (2,5)                              770,000                     706,526
                                                                 --------------              --------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75%
Nts., 5/29/18 (3)                                                        30,000                      29,550
                                                                 --------------              --------------
TGI International Ltd., 9.50% Nts., 10/3/17 (3)                          60,000                      64,425
                                                                 --------------              --------------
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18 (5,6)             140,000                     139,650
                                                                 --------------              --------------
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18 (3)                     130,000                     128,206
                                                                 --------------              --------------
VTB Capital SA, 6.315% Sub. Unsec. Nts., 2/4/15                         225,000                     223,948

                   5 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                   PRINCIPAL
                                                                     AMOUNT                      VALUE
                                                                 --------------              --------------
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11                                     425,000  EUR         $      613,739
4% Sec. Mtg. Nts., Series 2, 9/27/16                                    520,000  EUR                669,907
                                                                                             --------------
Total Corporate Bonds and Notes (Cost $8,060,779)                                                 7,949,034
                                                                                             --------------

STRUCTURED SECURITIES--3.3%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/15/09 (3)                                                60,000                      63,354
Custom Basket of African Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/7/09 (3)                                                 60,000                      63,618
                                                                 --------------              --------------
Citibank NA New York:
Dominican Republic Credit Linked Nts., 12%, 2/22/11 (3)                 410,000  DOP                 10,658
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09 (4)           1,120,000  DOP                 28,888
                                                                 --------------              --------------
Citigroup Funding, Inc., Custom Basket of African
Currencies Credit Linked Nts., 0%, 4/29/09 (4)                          110,000                     115,849
                                                                 --------------              --------------
Citigroup Global Markets Holdings, Inc.:
Dominican Republic Unsec. Credit Linked Nts., 12.047%,
2/23/09 (4)                                                           1,000,000  DOP                 27,118
Dominican Republic Unsec. Credit Linked Nts., 13.182%,
2/23/09 (4)                                                           1,800,000  DOP                 47,884
Dominican Republic Unsec. Credit Linked Nts., 9.342%,
8/11/08 (4)                                                           1,500,000  DOP                 43,287
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%,
2/5/09 (4)                                                              410,000  EGP                 72,245
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%,
3/5/09 (4)                                                              270,000  EGP                 47,080
Egypt (The Arab Republic of) Credit Linked Nts., 6.529%,
3/26/09 (4)                                                             350,000  EGP                 60,444
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%,
2/19/09 (4)                                                             370,000  EGP                 64,774
Egypt (The Arab Republic of) Credit Linked Nts., 7.01%,
10/30/08 (4)                                                            250,000  EGP                 45,297
Egypt (The Arab Republic of) Credit Linked Nts., 7.024%,
7/10/08 (4)                                                             280,000  EGP                 52,361
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%,
4/16/09 (4)                                                             140,000  EGP                 24,029
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%,
4/2/09 (4)                                                              160,000  EGP                 27,575
Egypt (The Arab Republic of) Credit Linked Nts., 8%,
4/2/09 (4)                                                              280,000  EGP                 48,256
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
6.267%, 3/26/09 (4)                                                     350,000  EGP                 60,444
Nigeria (Federal Republic of) Credit Linked Nts.,
11.488%, 9/11/08 (4)                                                  3,400,000  NGN                 28,250
Zambia (Republic of) Credit Linked Nts., 11.399%,
6/11/09 (4)                                                          40,000,000  ZMK                 11,324
Zimbabwe (Republic of) Credit Linked Nts., 10.076%,
11/26/08 (4)                                                         40,000,000  ZMK                 12,071
Zimbabwe (Republic of) Credit Linked Nts., 10.717%,
3/4/09 (4)                                                           80,000,000  ZMK                 23,433
Zimbabwe (Republic of) Credit Linked Nts., 10.793%,
2/25/09 (4)                                                          80,000,000  ZMK                 23,387

                   6 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                   PRINCIPAL
                                                                     AMOUNT                       VALUE
                                                                 --------------              --------------
Deutsche Bank AG:
Egypt (The Arab Republic of) Total Return Linked Nts.,
7.725%, 9/16/08 (4)                                                     475,000  EGP         $       87,402
Opic Reforma I Credit Linked Nts., Cl. 1A, 9.928%,
8/4/14 (2,5)                                                            140,000  MXN                 13,575
Opic Reforma I Credit Linked Nts., Cl. 1B, 9.928%,
8/4/14 (2,5)                                                             28,000  MXN                  2,715
Opic Reforma I Credit Linked Nts., Cl. 2A, 11.428%,
5/22/15 (2,5)                                                            13,359  MXN                  1,295
Opic Reforma I Credit Linked Nts., Cl. 2B, 11.428%,
5/22/15 (2,5)                                                            23,372  MXN                  2,266
Opic Reforma I Credit Linked Nts., Cl. 2C, 11.428%,
5/22/15 (2,5)                                                           352,393  MXN                 34,169
Rosselkhozbank Total Return Linked Nts., 7.919%, 3/20/09 (4)            500,000  RUR                 20,039
Rosselkhozbank Total Return Linked Nts., 7.949%, 1/15/09 (4)            950,000  RUR                 38,701
                                                                 --------------              --------------
Hallertau SPC Segregated Portfolio, Brazil (Federal
Republic of) Credit Linked Nts., Series 2008-01, 9.888%,
8/2/10 (4,5)                                                            275,034  BRR                139,173
                                                                 --------------              --------------
Lehman Brothers Special Financing, Inc., Brazil (Federal
Republic of) Credit Linked Nts., 6.357%, 4/20/11 (3,4)                  305,000  BRR                159,172
                                                                 --------------              --------------
Morgan Stanley Capital Services, Inc., Ukraine (Republic
of) Credit Linked Nts., 4.511%, 10/15/17 (2,3)                          100,000                      93,000
                                                                 --------------              --------------
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.298%,
4/29/09 (4,5)                                                           260,000  EGP                 44,878
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%,
11/26/08 (4,5)                                                          270,000  EGP                 48,325
Egypt (The Arab Republic of) Credit Linked Nts., 7.808%,
4/15/09 (4,5)                                                           140,000  EGP                 24,218
Egypt (The Arab Republic of) Credit Linked Nts., Series
2, 7.54%, 4/22/09 (4,5)                                                 140,000  EGP                 24,165
                                                                                             --------------
Total Structured Securities (Cost $1,708,087)                                                     1,734,719

                                         EXERCISE            NOTIONAL
                                           DATE               AMOUNT
                                       -----------       -----------------
SWAPTIONS PURCHASED--0.0%
J Aron & Co., Swap
Counterparty, Interest Rate
Swap call option; Swap
Terms-Receive fixed rate of
9.32% and pay floating rate
based on 28 day MXN-
TIIE-BANXICO; terminating
5/31/20 (9,10)
(Cost $6,335)                            6/11/09            2,235,000MXN              3,027

                                                                 SHARES
                                                               ----------
INVESTMENT COMPANY--4.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.69% (11,12) (Cost $2,371,691)                                 2,371,691             2,371,691

                  7 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                                                          VALUE
                                                                                      --------------
Total Investments, at Value (Cost $51,013,132)                       95.9%            $   51,129,337
                                                               ----------             --------------
Other Assets Net of Liabilities                                       4.1                 2,180,471
                                                               ----------             --------------
Net Assets                                                          100.0%            $   53,309,808
                                                               ==========             ==============

Footnotes to Statement of Investments

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

AUD         Australian Dollar
BRR         Brazilian Real
CAD         Canadian Dollar
COP         Colombian Peso
DKK         Danish Krone
DOP         Dominican Republic Peso
EGP         Egyptian Pounds
EUR         Euro
GBP         British Pound Sterling
ILS         Israeli Shekel
JPY         Japanese Yen
MXN         Mexican Nuevo Peso
NGN         Nigeria Naira
NZD         New Zealand Dollar
PEN         Peruvian New Sol
RUR         Russian Ruble
TRY         New Turkish Lira
ZMK         Zambian Kwacha

Abbreviation is as follows:

MXN-TIIE-BANXICO      Mexican Peso-Interbank Equilibrium Interest Rate,
                      Banco de Mexico

1. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $491,397. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,637,192 or 4.95% of the Fund's net assets as of June 30, 2008.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $2,491,590, which represents 4.67% of the Fund's net assets, of which $54,020 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                   UNREALIZED
                                                        ACQUISITION                               APPRECIATION
                    SECURITY                               DATE           COST        VALUE      (DEPRECIATION)
------------------------------------------------       --------------   ---------   ----------   --------------
Deutsche Bank AG, Opic Reforma I Credit Linked            12/27/07      $  12,866   $   13,575       $   709
Nts., Cl. 1A, 9.928%, 8/4/14
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 1B, 9.928%, 8/4/14                               6/12/08          2,699        2,715            16
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2A, 11.428%, 5/22/15                             5/21/08          1,288        1,295             7
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2B, 11.428%, 5/22/15                             6/12/08          2,253        2,266            13
Deutsche Bank AG, Opic Reforma I Credit Linked
Nts., Cl. 2C, 11.428%, 5/22/15                             6/18/08         34,187       34,169           (18)
                                                                        ---------   ----------       -------
                                                                        $  53,293   $   54,020       $   727
                                                                        =========   ==========       =======

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9. Non-income producing security.

10. Swap contract terms if the option was exercised on exercise date.

                   8 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES             GROSS          GROSS           SHARES
                                                    SEPTEMBER 30, 2007     ADDITIONS      REDUCTIONS     JUNE 30, 2008
                                                    ------------------   ------------   --------------   -------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                              21,228,294        66,267,377       85,123,980      2,371,691

                                                                                                           DIVIDEND
                                                                                             VALUE          INCOME
                                                                                        --------------   -------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                                             $    2,371,691   $     169,803

12. Rate shown is the 7-day yield as of June 30, 2008.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                               CONTRACT
                                                AMOUNT              EXPIRATION                       UNREALIZED       UNREALIZED
    CONTRACT DESCRIPTION          BUY/SELL      (000s)                 DATE            VALUE        APPRECIATION     DEPRECIATION
-----------------------------     --------    ----------        -----------------   ------------    ------------     ------------
Argentine Peso (ARP)                   Buy           850   ARP      7/7/08-8/7/08   $    279,032    $      2,407       $     268
Australian Dollar (AUD)               Sell           610   AUD             8/1/08        582,058             992               -
Australian Dollar (AUD)                Buy           904   AUD   7/10/08-10/10/08        863,984          26,370              72
Brazilian Real (BRR)                  Sell         5,525   BRR             7/2/08      3,446,448          13,009               -
Brazilian Real (BRR)                   Buy        11,530   BRR      7/2/08-8/4/08      7,158,516         161,417          18,639
British Pound Sterling (GBP)           Buy           600   GBP   7/10/08-10/10/08      1,187,255          15,217              56
Canadian Dollar (CAD)                 Sell         1,595   CAD    8/1/08-10/10/08      1,562,583          11,213               -
Canadian Dollar (CAD)                  Buy         1,195   CAD   7/10/08-10/10/08      1,171,248             961           3,591
Chilean Peso (CLP)                     Buy        47,000   CLP    7/21/08-7/25/08         89,455               -           5,991
Chinese Renminbi (Yuan) (CNY)         Sell         1,900   CNY            7/31/08        278,191               -             673
Chinese Renminbi (Yuan) (CNY)          Buy         1,530   CNY     5/13/09-6/8/09        235,999           2,628               -
Colombian Peso (COP)                  Sell     1,430,000   COP     7/31/08-9/8/08        735,453          65,151               -
Czech Koruna (CZK)                     Buy         5,480   CZK            7/30/08        360,817          12,813               -
Euro (EUR)                            Sell         7,741   EUR    7/1/08-10/10/08     12,144,960             775          75,417
Euro (EUR)                             Buy         5,100   EUR   7/10/08-10/10/08      7,991,515          53,438             478
Hong Kong Dollar (HKD)                Sell         2,100   HKD            7/31/08        269,512               -             276
Hungarian Forint (HUF)                 Buy        19,000   HUF            10/2/08        125,221           6,664               -
Indonesia Rupiah (IDR)                 Buy     5,305,000   IDR     7/7/08-8/29/08        570,241           8,847               -
Israeli Shekel (ILS)                   Buy         1,060   ILS            7/30/08        316,154           7,546             332
Japanese Yen (JPY)                    Sell       451,000   JPY   7/16/08-10/10/08      4,264,675          66,360          45,405
Japanese Yen (JPY)                     Buy       650,738   JPY    7/1/08-10/10/08      6,147,950          28,932          99,405
Kuwaiti Dinar (KWD)                    Buy            14   KWD            1/29/09         53,003             803               -
Malaysian Ringgit (MYR)                Buy         4,230   MYR   7/31/08-10/10/08      1,294,865               -          35,170
Mexican Nuevo Peso (MXN)               Buy         6,610   MXN    8/22/08-8/27/08        635,663           5,917             160
New Taiwan Dollar (TWD)               Sell        17,000   TWD     7/28/08-8/1/08        561,340             262             744
New Turkish Lira (TRY)                Sell           735   TRY            7/31/08        592,882               -           2,900
New Turkish Lira (TRY)                 Buy           350   TRY            7/31/08        282,325           1,381               -
New Zealand Dollar (NZD)              Sell           185   NZD           10/10/08        138,681           4,300               -
New Zealand Dollar (NZD)               Buy         1,170   NZD     7/16/08-8/1/08        888,461           1,759           8,388
Norwegian Krone (NOK)                  Buy         7,270   NOK    8/1/08-10/10/08      1,415,718           1,411           7,921
Peruvian New Sol (PEN)                 Buy           612   PEN            11/5/08        206,460               -          10,846
Philippines Peso (PHP)                 Buy        12,000   PHP             7/3/08        267,231               -           7,055
Polish Zloty (PLZ)                     Buy         3,140   PLZ   7/30/08-10/10/08      1,463,887          46,032               -
Qatari Riyal (QAR)                     Buy           180   QAR            1/29/09         50,351               -             960
Saudi Riyal (SAR)                      Buy           190   SAR            1/29/09         50,838               -             618
Singapore Dollar (SGD)                Sell           375   SGD            7/31/08        276,042               -             913
Singapore Dollar (SGD)                 Buy           800   SGD             8/1/08        588,916           1,568               -
South African Rand (ZAR)              Sell         1,195   ZAR            7/18/08        151,818               -           4,691
South African Rand (ZAR)               Buy         2,100   ZAR            7/31/08        265,788           2,105               -
South Korean Won (KRW)                Sell       165,000   KRW      7/7/08-8/1/08        157,530             265               -
Swedish Krona (SEK)                    Buy         2,080   SEK           10/10/08        343,400               -           1,657
Swiss Franc (CHF)                     Sell           805   CHF            7/16/08        788,191          16,962               -
Swiss Franc (CHF)                      Buy         4,464   CHF   7/10/08-10/10/08      4,373,460          27,138          11,759
Ukraine Hryvnia (UAH)                  Buy           850   UAH    7/17/08-1/28/09        179,838          12,440               -
United Arab Emirates Dirham
(AED)                                  Buy           190   AED            1/29/09         52,069               -           1,077
Vietnam Dong (VND)                     Buy       820,000   VND            1/30/09         40,946               -          10,659
                                                                                                    ------------     -----------
Total unrealized appreciation
and depreciation                                                                                    $    607,083       $ 356,121
                                                                                                    ============     ===========

                   9 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                                                            UNREALIZED
                                                   NUMBER OF   EXPIRATION                  APPRECIATION
        CONTRACT DESCRIPTION            BUY/SELL   CONTRACTS      DATE         VALUE      (DEPRECIATION)
------------------------------------    --------   ---------   ----------   -----------   --------------
Canada (Government of) Bonds, 10 yr.       Buy           9      9/19/08     $ 1,036,805   $       (6,121)
DAX Index                                  Buy           2      9/19/08         510,124          (26,989)
Euro-Bundesobligation, 5 yr.               Buy           1       9/8/08         166,546              587
Euro-Bundesobligation, 10 yr.             Sell          28       9/8/08       4,874,453           49,311
Euro-Schatz                               Sell           8       9/8/08       1,288,850             (585)
Nikkei 225 Index                          Sell           3      9/11/08         380,562           19,129
OMXS30 Index                               Buy          25      7/18/08         358,035          (38,308)
Standard & Poor's 500 E-Mini              Sell           6      9/19/08         384,330           21,532
U.S. Long Bonds                            Buy          11      9/19/08       1,271,531           10,252
U.S. Treasury Nts., 5 yr.                 Sell          66      9/30/08       7,296,609            9,175
U.S. Treasury Nts., 10 yr.                Sell          10      9/19/08       1,139,219           (5,355)
U.S. Treasury Nts., 10 yr.                 Buy          10      9/19/08       1,139,219           (2,295)
United Kingdom Long Gilt                   Buy           5      9/26/08       1,039,637          (19,365)
                                                                                          --------------
                                                                                          $       10,968
                                                                                          ==============

Credit Default Swap Contracts as of June 30, 2008 are as follows:

                                                                                             PAY/
                                                                    BUY/SELL    NOTIONAL   RECEIVE
                                                                     CREDIT      AMOUNT     FIXED    TERMINATION
     SWAP COUNTERPARTY                  REFERENCE ENTITY           PROTECTION    (000s)      RATE        DATE       VALUE
----------------------------      ------------------------------   ----------   --------   -------   -----------   -------
Citibank NA, New York             Pakistan                            Sell      $    30      5.10%     3/20/13     $   358
                                                                                -------      ----                  -------
Credit Suisse International:
                                  Development Bank of Kazakhstan      Sell           90      3.75      2/20/13         564
                                  Joint Stock Co. "Halyk Bank of
                                  Kazakhstan"                         Sell           20      4.95      3/20/13         140
                                  Ukraine                             Sell           30      3.37      6/20/13          (7)
                                                                                -------      ----                  -------
Deutsche Bank AG:
                                  Federal Republic of Brazil          Sell           60      1.05      7/20/13         (62)
                                  Republic of Peru                    Sell           60      1.50      4/20/17       1,276
                                                                                -------      ----                  -------
Goldman Sachs Capital
Markets LP                        Federal Republic of Brazil          Sell           50      1.06      7/20/13         (36)
                                                                                -------      ----                  -------
Morgan Stanley Capital
Services, Inc.:
                                  Joint Stock Co. "Halyk Bank of
                                  Kazakhstan"                         Sell           40      4.88      3/20/13         177
                                  Joint Stock Co. "Halyk Bank of
                                  Kazakhstan"                         Sell           40      4.78      3/20/13          31
                                  Yasar                               Sell           20      8.75      6/20/10          90
                                  Yasar                               Sell           20      8.50     10/20/09         192
                                                                                -------      ----                  -------
UBS AG                            Republic of The Philippines         Sell          230      2.50      6/20/17         263
                                                                                -------      ----                  -------
                                                                                                                   $ 2,986
                                                                                                                   =======

INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                 SWAP                      NOTIONAL                 PAID BY             RECEIVED BY      TERMINATION
             COUNTERPARTY                   AMOUNT                  THE FUND              THE FUND          DATE          VALUE
--------------------------------------    ---------         -----------------------   ----------------   ------------   ----------
Banco Santander, SA, Inc.:

                                          1,080,000   MXN          MXN-TIIE-BANXICO          8.5700%         5/3/18     $    (7,033)
                                            500,000   MXN          MXN-TIIE-BANXICO          8.6450         5/17/18          (3,100)
                                            110,000   BRR                      BZDI         13.5500          1/2/17          (1,405)
                                                                                      -------------                     -----------
Goldman Sachs Capital Markets LP          1,320,000   MXN                  MXN TIIE          8.1400         1/10/18            (594)
                                                                                      -------------                     -----------
J Aron & Co.:
                                            110,000   BRR                      BZDI         14.1600          1/2/17              36
                                          2,800,000   BRR                      BZDI         12.7700          1/4/10         (16,478)
                                          1,700,000   BRR                      BZDI         13.0000          1/2/15         (43,938)
                                            110,000   BRR                      BZDI         13.6700          1/2/17          (1,403)

                  10 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

                                            210,000   BRR                      BZDI            13.1000       1/2/17          (5,292)
                                          2,000,000   BRR                      BZDI            11.4600       1/2/12         (87,054)
                                            100,000   BRR                      BZDI            14.3000       1/2/17               2
                                                                                      ----------------                   ----------
JPMorgan Chase Bank NA:

                                            800,000   MXN          MXN-TIIE-BANXICO             8.5700       5/3/18          (5,561)
                                            515,000   MXN          MXN-TIIE-BANXICO             9.3200       6/1/18            (794)
                                                                          One-Month
                                          5,650,000   MXN          MXN-TIIE-BANXICO             8.3685      4/23/18         (44,483)
                                                                                             Six-Month
                                          9,000,000   CZK                    4.4000%        CZK-PRIBOR       4/4/18          11,070
                                                                          Six-Month
                                         22,000,000   HUF         HUF-BUBOR-Reuters             8.4800       6/6/13             (41)
                                                                                      ----------------                   ----------
Lehman Brothers Holdings, Inc.:

                                             90,000   BRR                      BZDI            13.8500       1/2/17              13
                                            130,000   BRR                      BZDI            14.3100       1/2/17               5
                                            520,000   BRR                      BZDI            12.9000       1/2/14         (11,835)
                                                                                      ----------------                   ----------

                                                                                             Six-Month
Merrill Lynch                               770,000   SGD                    3.2534   SGD-SOR-Telerate       4/3/18          37,549
                                                                                                                         ----------
Merrill Lynch Capital Services, Inc.        710,000   MXN          MXN-TIIE-BANXICO             8.5700      5/11/18          (4,571)
                                                                                      ----------------                   ----------
Morgan Stanley Capital Services, Inc.:

                                                                                             Six-Month
                                            790,000   EUR                    4.7130            EURIBOR      8/22/17         (12,391)
                                                                                             Six-Month
                                          8,600,000   NOK                     4.985     NOK-NIBOR-NIBR      1/18/11           3,735
                                          3,420,000   SEK    Three-Month SEK-STIBOR             4.2600      1/18/11         (10,564)
                                            360,000   EUR     Six-Month EUR-EURIBOR             3.9960      1/18/11          (4,458)
                                            590,000   CHF   Six-Month CHF-BBA-LIBOR             2.6600      1/18/11         (11,397)
                                             60,000   BRR                      BZDI            13.9300       1/2/17               9
                                                                                      ----------------                   ----------
UBS AG                                      100,000   BRR                      BZDI            14.3400       1/2/17               3
                                                                                      ----------------                   ----------
Westpac Banking Corp.                       570,000   AUD    Six-Month AUD-BBR-BBSW             7.3510       6/4/18          (3,408)
                                                                                                                         ----------
                                                                                                                         $ (223,378)
                                                                                                                         ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                                        Australian Dollar
BRR                                        Brazilian Real
CHF                                        Swiss Franc
CZK                                        Czech Koruna
EUR                                        Euro
HUF                                        Hungarian Forint
MXN                                        Mexican Nuevo Peso
NOK                                        Norwegian Krone
SEK                                        Swedish Krona
SGD                                        Singapore Dollar

Abbreviations are as follows:
BBR                                        Bank Bill Rate

                  11 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

BANXICO                                    Banco de Mexico
BBA LIBOR                                  British Bankers' Association London-Interbank Offered Rate
BBR BBSW                                   Bank Bill Rate-Reuters
BUBOR                                      Budapest Interbank Offered Rate
BZDI                                       Brazil Interbank Deposit Rate
EURIBOR                                    Euro Interbank Offered Rate
TIIE                                       Interbank Equilibrium Interest Rate
NIBOR NIBR                                 Norwegian Interbank Offered Rate
PRIBOR                                     Prague Interbank Offering Rate
SOR                                        Swap Offer Rate
STIBOR                                     Stockholm Interbank Offered Rate

TOTAL RETURN SWAP CONTRACT AS OF JUNE 30, 2008 IS AS FOLLOWS:

                                                     PAID BY
                                          NOTIONAL     THE                                      TERMINATION
         SWAP COUNTERPARTY                 AMOUNT      FUND           RECEIVED BY THE FUND          DATE       VALUE
------------------------------------     ---------   ---------   ----------------------------   -----------   --------
                                                                 The Constant Maturity Option
Merrill Lynch Capital Services, Inc.     $ 880,000     5.33%     Price divided by 10,000         8/13/17      $ (6,957)

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS                 VALUE        PERCENT
-------------------             ------------     -------
United States                   $  9,918,815       19.4%
Japan                              9,721,434       19.0
France                             3,949,342        7.7
Germany                            3,840,448        7.5
United Kingdom                     2,761,919        5.4
Brazil                             1,852,897        3.6
Turkey                             1,717,118        3.4
Peru                               1,635,683        3.2
European Union                     1,446,605        2.8
Colombia                           1,357,883        2.7
Mexico                             1,357,712        2.6
Canada                             1,270,411        2.5
Russia                             1,071,543        2.1
Italy                                897,269        1.7
Egypt                                829,659        1.6
Nigeria                              707,988        1.4
Greece                               644,938        1.3
Philippines                          505,774        1.0
Australia                            414,759        0.8
Ukraine                              414,301        0.8
Supranational                        406,457        0.8
Indonesia                            391,627        0.8
The Netherlands                      367,770        0.7
Panama                               360,800        0.7
Venezuela                            350,875        0.7
New Zealand                          320,487        0.6
Austria                              289,291        0.6
Dominican Republic                   285,653        0.6
Belgium                              278,233        0.5
Kazakhstan                           275,275        0.5
India                                271,706        0.5
Israel                               271,215        0.5
Denmark                              238,861        0.5
Argentina                            199,559        0.4
Uruguay                              144,788        0.3
Spain                                103,714        0.2
Zambia                                70,215        0.1

                  12 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

GEOGRAPHIC HOLDINGS                 VALUE        PERCENT
-------------------             ------------     -------
El Salvador                           41,600        0.1
Ghana                                 41,300        0.1
Trinidad & Tobago                     36,782        0.1
Guatemala                             34,350        0.1
Costa Rica                            32,281        0.1
                                ------------      -----
Total                           $ 51,129,337      100.0%
                                ============      =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                  13 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

                               WHEN-ISSUED OR DELAYED DELIVERY
                                      BASIS TRANSACTIONS
                               -------------------------------
Purchased securities                       $ 1,258,768

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

                  14 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended June 30, 2008 was as follows:

                                       CALL OPTIONS                PUT OPTIONS
                               -------------------------    -------------------------
                                NUMBER OF      AMOUNT OF     NUMBER OF      AMOUNT OF
                                CONTRACTS       PREMIUMS     CONTRACTS      PREMIUMS
                               ------------    ---------    ------------    ---------
Options outstanding as of
September 30, 2007                  128,000    $     805         128,000    $     805
Options written                 423,080,000       81,612     270,070,000       67,005
Options closed or expired      (287,377,000)     (49,084)   (142,861,000)     (37,350)
Options exercised              (135,831,000)     (33,333)   (127,337,000)     (30,460)
                               ------------    ---------    ------------    ---------
Options outstanding as of
June 30, 2008                            --    $      --              --    $      --
                               ============    =========    ============    =========

                  15 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written and purchased swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of

                  16 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid if the option expires unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $85,947 at June 30, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of June 30, 2008, the Fund had unfunded purchase commitments as follows:

                                                       COMMITMENT
                                                       TERMINATION    UNFUNDED
                                                          DATE         AMOUNT
                                                       -----------   ---------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.     10/20/13     $  85,947

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                  17 | Oppenheimer SMA International Bond Fund

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS June 30, 2008 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                     $   51,013,132
Federal tax cost of other investments                  (9,854,390)
                                                   --------------
Total federal tax cost                             $   41,158,742
                                                   ==============

Gross unrealized appreciation                      $    1,157,434
Gross unrealized depreciation                          (1,257,604)
                                                   --------------
Net unrealized depreciation                        $     (100,170)
                                                   ==============

                  18 | Oppenheimer SMA International Bond Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA International Bond Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W.Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008